Note 9 - Employee Benefits (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2017	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Health Insurance Coverage Expense		$ 3,479,447	$ 3,360,633	$ 3,042,441
Defined Contribution Plan, Employer Discretionary Contribution Amount		68,502	52,524	29,396
Allocated Share-based Compensation Expense, Total		$ 2,224,620	787,100	800,520
Services and Performance Based Shares [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		1 year 328 days
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total		$ 1,200,000
The 2017 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		205,000
The 2017 Stock Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		1 year
Deferred Compensation Arrangement with Individual, Allocated Share-based Compensation Expense		$ 96,407	$ 53,084
The 2017 Stock Incentive Plan [Member] | Restricted Stock [Member] | Non-employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		35,810	31,380
2015 Restated Incentive Plan [Member] | Restricted Stock [Member]
Deferred Compensation Arrangement with Individual, Allocated Share-based Compensation Expense				$ 201,070
2015 Restated Incentive Plan [Member] | Restricted Stock [Member] | Non-employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				86,296